Shareholder Report, Holdings (Details)	Jun. 30, 2026
C000199639 [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.20%	[1]
C000199639 [Member] | Roche Holding AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[1]
C000199639 [Member] | SAP SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[1]
C000199639 [Member] | Nestle SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[1]
C000199639 [Member] | British American Tobacco plc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[1]
C000199639 [Member] | Siemens Energy AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[1]
C000199639 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[1]
C000199639 [Member] | Siemens AG Registered [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[1]
C000199639 [Member] | Rolls Royce Holdings plc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[1]
C000199639 [Member] | HSBC Holdings plc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%	[1]
C000199639 [Member] | ASML Holding NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%	[1]
C000199639 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%	[2]
C000199639 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%	[2]
C000199639 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.40%	[2]
C000199639 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.10%	[2]
C000199639 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%	[2]
C000199639 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%	[2]
C000199639 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%	[2]
C000199639 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%	[2]
C000199639 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%	[2]
C000199639 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.50%	[2]
C000199639 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%	[2]
C000199640 [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%	[3]
C000199640 [Member] | U S Treasury Bills 3 66 09 03 2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[3]
C000199640 [Member] | U S Treasury Notes 4 00 05 31 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[3]
C000199640 [Member] | U S Treasury Bills 3 70 09 24 2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[3]
C000199640 [Member] | Tohopekaliga Water Authority Series A Rev 5 00 10 01 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[3]
C000199640 [Member] | Black Belt Energy Gas District Gas Project Series C Rev 5 25 06 01 2036 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[3]
C000199640 [Member] | School Board of Miami Dade County The Series A COP 5 00 02 01 2032 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[3]
C000199640 [Member] | State of New Mexico Severance Tax Permanent Fund Series A Rev 5 00 07 01 2036 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[3]
C000199640 [Member] | North Carolina Municipal Power Agency No 1 Rev 5 00 01 01 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[3]
C000199640 [Member] | State of Nevada Highway Improvement Revenue Rev 4 00 12 01 2034 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[3]
C000199640 [Member] | Arizona Industrial Development Authority, Equitable School Revolving Fund Rev 5 00 11 01 2031 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%	[3]
C000199640 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.10%	[4]
C000199640 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%	[4]
C000199640 [Member] | U S Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[4]
C000199641 [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.00%	[5]
C000199641 [Member] | Micron Technology Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[5]
C000199641 [Member] | Eli Lilly And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[5]
C000199641 [Member] | Alphabet Inc Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[5]
C000199641 [Member] | Walmart Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[5]
C000199641 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[5]
C000199641 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[5]
C000199641 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%	[5]
C000199641 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%	[5]
C000199641 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%	[5]
C000199641 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%	[5]
C000199641 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[6]
C000199641 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%	[6]
C000199641 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.60%	[6]
C000199641 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%	[6]
C000199641 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%	[6]
C000199641 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%	[6]
C000199641 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%	[6]
C000199641 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[6]
C000199641 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%	[6]
C000199641 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.60%	[6]
C000199641 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[6]
C000199642 [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.40%	[7]
C000199642 [Member] | U S Treasury Bills 3 47 01 21 2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%	[7]
C000199642 [Member] | U S Treasury Bills 3 63 09 01 2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[7]
C000199642 [Member] | U S Treasury Bills 3 75 04 15 2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[7]
C000199642 [Member] | U S Treasury Bills 3 59 12 24 2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[7]
C000199642 [Member] | U S Treasury Bills 3 60 02 18 2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[7]
C000199642 [Member] | U S Treasury Bills 3 61 08 25 2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[7]
C000199642 [Member] | U S Treasury Bills 3 61 08 04 2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[7]
C000199642 [Member] | U S Treasury Bills 3 60 08 11 2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[7]
C000199642 [Member] | U S Treasury Bills 3 61 09 03 2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[7]
C000199642 [Member] | FNMA or FHLMC Single Family 30 years TBA 5 50 08 01 2056 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[7]
C000199642 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.00%	[8]
C000199642 [Member] | U S Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%	[8]
C000199642 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%	[8]
C000199642 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	50.80%	[8]
C000199642 [Member] | Certificates of Deposit [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%	[8]
C000199642 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%	[8]
C000199642 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%	[8]
C000199642 [Member] | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[8]
C000199642 [Member] | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[8]
C000199642 [Member] | Foreign Government Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[8]
C000206545 [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.00%	[9]
C000206545 [Member] | Micron Technology Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[9]
C000206545 [Member] | Eli Lilly And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[9]
C000206545 [Member] | Alphabet Inc Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[9]
C000206545 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[9]
C000206545 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[9]
C000206545 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%	[9]
C000206545 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%	[9]
C000206545 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%	[9]
C000206545 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%	[9]
C000206545 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[9]
C000206545 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[10]
C000206545 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[10]
C000206545 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	40.70%	[10]
C000206545 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%	[10]
C000206545 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%	[10]
C000206545 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%	[10]
C000206545 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%	[10]
C000206545 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[10]
C000206545 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%	[10]
C000206545 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%	[10]
C000206545 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%	[10]
C000206546 [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.50%	[11]
C000206546 [Member] | Roche Holding AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[11]
C000206546 [Member] | Nestle SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[11]
C000206546 [Member] | British American Tobacco plc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[11]
C000206546 [Member] | Siemens Energy AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[11]
C000206546 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[11]
C000206546 [Member] | Siemens AG Registered [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[11]
C000206546 [Member] | Rolls Royce Holdings plc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[11]
C000206546 [Member] | HSBC Holdings plc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[11]
C000206546 [Member] | ASML Holding NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%	[11]
C000206546 [Member] | BAE Systems plc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[11]
C000206546 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%	[12]
C000206546 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%	[12]
C000206546 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.90%	[12]
C000206546 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.60%	[12]
C000206546 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%	[12]
C000206546 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%	[12]
C000206546 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%	[12]
C000206546 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%	[12]
C000206546 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%	[12]
C000206546 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.40%	[12]
C000206546 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%	[12]
C000218339 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%	[13]
C000218339 [Member] | FNMA or FHLMC Single Family 30 years TBA 6 00 09 01 2056 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[13]
C000218339 [Member] | China Government Bond China 1 91 07 15 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%	[13]
C000218339 [Member] | U S Treasury Notes 4 00 02 15 2034 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[13]
C000218339 [Member] | U S Treasury Notes 4 13 02 15 2036 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[13]
C000218339 [Member] | U S Treasury Notes 4 25 08 15 2035 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[13]
C000218339 [Member] | China Government Bond China 1 49 12 25 2031 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[13]
C000218339 [Member] | U S Treasury Notes 4 25 11 15 2034 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[13]
C000218339 [Member] | U S Treasury Notes 4 25 05 15 2035 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[13]
C000218339 [Member] | U S Treasury Notes 4 38 05 15 2034 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[13]
C000218339 [Member] | U S Treasury Notes 4 63 02 15 2035 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%	[13]
C000218339 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[14]
C000218339 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[14]
C000218339 [Member] | U S Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.60%	[14]
C000218339 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[14]
C000218339 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.90%	[14]
C000218339 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%	[14]
C000218339 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%	[14]
C000218339 [Member] | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.00%	[14]
C000218339 [Member] | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%	[14]
C000218339 [Member] | Foreign Government Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	59.90%	[14]
C000218340 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[15]
C000218340 [Member] | Black Belt Energy Gas District Series B Rev 5 00 10 01 2035 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%	[15]
C000218340 [Member] | Black Belt Energy Gas District Gas Project Series C Rev 5.25 06 01 2036 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%	[15]
C000218340 [Member] | California Community Choice Financing Authority Rev 5.00 12 01 2055 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%	[15]
C000218340 [Member] | Southeast Energy Authority A Cooperative District Series F Rev 5 25 11 01 2055 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%	[15]
C000218340 [Member] | Texas Transportation Finance Corp Rev 5 25 10 01 2050 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%	[15]
C000218340 [Member] | County of Fairfax Series B GO 5 00 10 01 2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%	[15]
C000218340 [Member] | New York Liberty Development Corp World Trade Center Project Series 1 Rev 5 00 11 15 2044 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%	[15]
C000218340 [Member] | Commonwealth Financing Authority Tobacco Master Settlement Payment Rev 4 00 06 01 2039 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%	[15]
C000218340 [Member] | State of Washington Bidding Group 1 Series A GO 5 00 08 01 2034 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%	[15]
C000218340 [Member] | Black Belt Energy Gas District Gas Project Series E Rev 5 00 07 01 2033 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%	[15]
C000218340 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	96.40%	[16]
C000218340 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[16]
C000218340 [Member] | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%	[16]
C000218340 [Member] | Warrant [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[16]
C000220641 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[17]
C000220641 [Member] | Oman Government International Bond Oman Reg S 6 25 01 25 2031 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%	[17]
C000220641 [Member] | Schaeffler AG Germany Reg S 4 50 05 12 2032 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%	[17]
C000220641 [Member] | Digicel Holdings Bermuda Ltd Digicel International Finance Ltd Jamaica [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%	[17]
C000220641 [Member] | ZF Europe Finance BV Netherlands Reg S 7 00 06 12 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%	[17]
C000220641 [Member] | Egypt Government International Bond Egypt Reg S 6 38 04 11 2031 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%	[17]
C000220641 [Member] | Grifols SA Spain Reg S 3 88 10 15 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%	[17]
C000220641 [Member] | Meridian Arc Holdco LLC 6 25 04 30 2031 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%	[17]
C000220641 [Member] | Beignet Investor LLC 6 58 05 30 2049 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%	[17]
C000220641 [Member] | Gaci First Investment Co Cayman Islands Reg S 5 25 10 13 2032 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%	[17]
C000220641 [Member] | Argentine Republic Government International Bond Argentina SUB 3 50 07 09 2041 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%	[17]
C000220641 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[18]
C000220641 [Member] | U S Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[18]
C000220641 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%	[18]
C000220641 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	70.40%	[18]
C000220641 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[18]
C000220641 [Member] | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%	[18]
C000220641 [Member] | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%	[18]
C000220641 [Member] | Foreign Government Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.70%	[18]
C000220641 [Member] | Warrant [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[18]
C000220641 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%	[18]
C000220641 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%	[18]
C000220641 [Member] | Loan Participations and Assignments [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[18]
C000220641 [Member] | Convertible Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%	[18]
C000252360 [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.30%	[19]
C000252360 [Member] | FNMA or FHLMC Single Family 30 years TBA 5 50 08 01 2056 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[19]
C000252360 [Member] | U S Treasury Bills 3 59 07 16 2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%	[19]
C000252360 [Member] | U S Treasury Bills 3 60 08 06 2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%	[19]
C000252360 [Member] | FNMA or FHLMC Single Family 30 years TBA 5 00 08 01 2056 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[19]
C000252360 [Member] | FNMA or FHLMC Single Family 30 years TBA 6 00 07 01 2056 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[19]
C000252360 [Member] | FNMA or FHLMC Single Family 30 years TBA 6 50 08 01 2056 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[19]
C000252360 [Member] | U S Treasury Bills 3 61 07 09 2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[19]
C000252360 [Member] | FNMA or FHLMC Single Family 30 years TBA 6 00 08 01 2056 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[19]
C000252360 [Member] | U S Treasury Bills 3 66 09 10 2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[19]
C000252360 [Member] | U S Treasury Bills 3 64 09 03 2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[19]
C000252360 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	50.80%	[20]
C000252360 [Member] | U S Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[20]
C000252360 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.30%	[20]
C000252360 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[20]
C000252360 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%	[20]
C000252360 [Member] | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.70%	[20]
C000252360 [Member] | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[20]
C000252360 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[20]
C000252360 [Member] | Loan Participations and Assignments [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%	[20]
C000252360 [Member] | Convertible Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[20]

[1]	Holdings are subject to change. The holdings listed should not be considered recommendations to purchase or sell a particular security. Each individual security is calculated as a percentage of the aggregate market value of the securities held in the Fund and may include the use of derivative positions.
[2]	Presented percentages may not sum to 100% due to rounding to the nearest percent.
[3]	Holdings are subject to change. The holdings listed should not be considered recommendations to purchase or sell a particular security. Each individual security is calculated as a percentage of the aggregate market value of the securities held in the Fund and may include the use of derivative positions.
[4]	Presented percentages may not sum to 100% due to rounding to the nearest percent.
[5]	Holdings are subject to change. The holdings listed should not be considered recommendations to purchase or sell a particular security. Each individual security is calculated as a percentage of the aggregate market value of the securities held in the Fund and may include the use of derivative positions.
[6]	Presented percentages may not sum to 100% due to rounding to the nearest percent.
[7]	Holdings are subject to change. The holdings listed should not be considered recommendations to purchase or sell a particular security. Each individual security is calculated as a percentage of the aggregate market value of the securities held in the Fund and may include the use of derivative positions.
[8]	Presented percentages may not sum to 100% due to rounding to the nearest percent.
[9]	Holdings are subject to change. The holdings listed should not be considered recommendations to purchase or sell a particular security. Each individual security is calculated as a percentage of the aggregate market value of the securities held in the Fund and may include the use of derivative positions.
[10]	Presented percentages may not sum to 100% due to rounding to the nearest percent.
[11]	Holdings are subject to change. The holdings listed should not be considered recommendations to purchase or sell a particular security. Each individual security is calculated as a percentage of the aggregate market value of the securities held in the Fund and may include the use of derivative positions.
[12]	Presented percentages may not sum to 100% due to rounding to the nearest percent.
[13]	Holdings are subject to change. The holdings listed should not be considered recommendations to purchase or sell a particular security. Each individual security is calculated as a percentage of the aggregate market value of the securities held in the Fund and may include the use of derivative positions.
[14]	Presented percentages may not sum to 100% due to rounding to the nearest percent.
[15]	Holdings are subject to change. The holdings listed should not be considered recommendations to purchase or sell a particular security. Each individual security is calculated as a percentage of the aggregate market value of the securities held in the Fund and may include the use of derivative positions.
[16]	Presented percentages may not sum to 100% due to rounding to the nearest percent.
[17]	Holdings are subject to change. The holdings listed should not be considered recommendations to purchase or sell a particular security. Each individual security is calculated as a percentage of the aggregate market value of the securities held in the Fund and may include the use of derivative positions.
[18]	Presented percentages may not sum to 100% due to rounding to the nearest percent.
[19]	Holdings are subject to change. The holdings listed should not be considered recommendations to purchase or sell a particular security. Each individual security is calculated as a percentage of the aggregate market value of the securities held in the Fund and may include the use of derivative positions.
[20]	Presented percentages may not sum to 100% due to rounding to the nearest percent.